Forward Merger - Number of shares of common stock issued and amounts recorded to arrive at the opening consolidated balance sheet of the Successor (Details) - Intangible Assets Acquired $ in Thousands	Jul. 21, 2023 USD ($) shares
Common Stock
Number of shares of common stock issued and amounts recorded to arrive at the opening consolidated balance sheet of the Successor
Balance at the beginning	$ 0
Balance at the beginning (in shares) | shares	0
Shares issued in connection with the Merger	$ 2
Shares issued in connection with the Merger (in shares) | shares	16,500,000
Stock-compensation for Class B Founder Shares into common shares	$ 1
Stock-compensation for Class B Founder Shares into common shares (in shares) | shares	6,900,000
Shares issued in Forward Purchase Agreements	$ 1
Shares issued in Forward Purchase Agreements (in shares) | shares	6,275,000
Shares issued for Committed Financing	$ 1
Shares issued for Committed Financing (in shares) | shares	5,797,611
Shares issued in New Money PIPE Subscription Agreements	$ 0
Shares issued | shares	1,001,000
Other miscellaneous	$ 0
Other miscellaneous (in shares) | shares	685,989
Balance at the ending	$ 4
Balance at the ending (in shares) | shares	37,159,600
Subscription Receivables
Number of shares of common stock issued and amounts recorded to arrive at the opening consolidated balance sheet of the Successor
Balance at the beginning	$ 0
Shares issued in Forward Purchase Agreements	(60,710)
Balance at the ending	(60,710)
APIC
Number of shares of common stock issued and amounts recorded to arrive at the opening consolidated balance sheet of the Successor
Balance at the beginning	10,280
Shares issued in connection with the Merger	189,633
Stock-compensation for Class B Founder Shares into common shares	34,362
Shares issued in Forward Purchase Agreements	66,714
Shares issued for Committed Financing	61,097
Shares issued in New Money PIPE Subscription Agreements	3,844
Founder contingent shares	(18,521)
Settlement of Medytox derivative	4,959
Other miscellaneous	7,385
Balance at the ending	359,753
Accumulated Deficit
Number of shares of common stock issued and amounts recorded to arrive at the opening consolidated balance sheet of the Successor
Balance at the beginning	(12,829)
Stock-compensation for Class B Founder Shares into common shares	(34,362)
Shares issued in Forward Purchase Agreements	(38,255)
Issuance of Make-Whole derivative	(427)
Shares issued for Committed Financing	(36,097)
Shares issued in New Money PIPE Subscription Agreements	(3,844)
Acquired IPR&D and Loss on consolidation of VIE	(328,738)
Settlement of Medytox derivative	(4,959)
Other miscellaneous	(7,513)
Balance at the ending	$ (467,023)